UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Smid Cap Growth Fund	June 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 94.77%
Consumer Discretionary – 22.30%
Coupons.com †	1,244,335	$13,426,375
DineEquity	716,359	70,984,013
Dunkin’ Brands Group	703,592	38,697,560
Outfront Media	1,003,745	25,334,524
Pandora Media †	1,314,026	20,419,964
Sally Beauty Holdings †	2,166,793	68,427,323
Shutterstock †	636,974	37,352,155
Ulta Salon Cosmetics & Fragrance †	175,880	27,164,666
		301,806,580
Energy – 3.39%
Core Laboratories (Netherlands)	402,000	45,844,080
		45,844,080
Financial Services – 20.64%
Affiliated Managers Group †	213,006	46,563,112
Ellie Mae †	351,276	24,515,552
Equity Commonwealth †	2,095,902	53,801,804
Heartland Payment Systems @	1,334,539	72,131,833
MSCI Class A	1,090,783	67,137,694
WisdomTree Investments	688,325	15,119,059
		279,269,054
Healthcare – 9.58%
ABIOMED †	632,173	41,552,731
athenahealth †	191,094	21,895,551
Bio-Techne	672,786	66,249,237
		129,697,519
Producer Durables – 17.38%
Expeditors International of Washington	1,094,930	50,481,748
Graco	810,936	57,600,784
Ritchie Bros Auctioneers	1,509,886	42,156,017
Zebra Technologies †	764,670	84,916,603
		235,155,152
Technology – 16.05%
Arista Networks †	209,075	17,089,791
Blackbaud @	1,126,401	64,148,537
Logitech International Class R	2,880,129	42,205,335
NIC @	1,656,677	30,284,056
VeriFone Systems †	1,418,648	48,177,286
Yelp †	353,575	15,214,332
		217,119,337

NQ-016 [6/15] 8/15 (15005)     1

Schedule of investments
Delaware Smid Cap Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Utilities – 5.43%
j2 Global	1,081,443	$73,473,237
		73,473,237
Total Common Stock (cost $808,838,486)		1,282,364,959

	Principal amount°
Short-Term Investments – 5.13%
Discount Notes – 3.09%≠
Federal Home Loan Bank
0.04% 7/21/15	1,346,269	1,346,261
0.05% 8/14/15	3,407,619	3,407,492
0.055% 7/31/15	3,845,546	3,845,515
0.065% 8/5/15	2,245,291	2,245,226
0.065% 9/2/15	5,335,581	5,335,106
0.07% 8/11/15	5,604,197	5,604,006
0.08% 7/17/15	2,859,130	2,859,119
0.08% 7/22/15	3,812,174	3,812,151
0.095% 7/14/15	3,047,583	3,047,571
0.10% 10/23/15	5,335,581	5,334,076
Freddie Mac 0.075% 10/1/15	4,968,741	4,967,613
		41,804,136
Repurchase Agreements – 2.04%
Bank of America Merrill Lynch
0.05%, dated 6/30/15, to be repurchased on 7/1/15,
repurchase price $7,682,332 (collateralized by U.S.
government obligations 0.125%–0.625%
4/15/17–6/30/17; market value $7,835,972)	7,682,321	7,682,321
Bank of Montreal
0.07%, dated 6/30/15, to be repurchased on 7/1/15,
repurchase price $12,803,894 (collateralized by U.S.
government obligations 0.25%–8.00%
1/31/16–8/15/23; market value $13,059,947)	12,803,869	12,803,869
BNP Paribas
0.08%, dated 6/30/15, to be repurchased on 7/1/15,
repurchase price $7,192,257 (collateralized by U.S.
government obligations 0.00%–6.375%
8/15/19–11/15/44; market value $7,336,089)	7,192,241	7,192,241
		27,678,431
Total Short-Term Investments (cost $69,481,506)		69,482,567

2     NQ-016 [6/15] 8/15 (15005)

(Unaudited)

Total Value of Securities – 99.90%
(cost $878,319,992)	$1,351,847,526

Receivables and Other Assets Net of Liabilities – 0.10%	1,355,666
Net Assets – 100.00%	$1,353,203,192

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $166,564,426 which represents 12.31% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-016 [6/15] 8/15 (15005)     3

Notes
Delaware Smid Cap Growth Fund	June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV – Delaware Smid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

4    NQ-016 [6/15] 8/15 (15005)

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock	$1,282,364,959	$—	$1,282,364,959
Short-Term Investments	—	69,482,567	69,482,567
Total	$1,282,364,959	$69,482,567	$1,351,847,526

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2015, there were no Level 3 investments.

NQ-016 [6/15] 8/15 (15005)     5

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-016 [6/15] 8/15 (15005)

Schedule of investments
Delaware Healthcare Fund	June 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 102.48%✧
Biotechnology – 12.07%
Active Biotech †	222,754	$231,010
Dyax †	400,000	10,600,000
Epizyme †	20,000	480,000
Foundation Medicine †	10,088	341,378
Genomic Health †	55,000	1,528,450
ImmunoGen †	430,000	6,183,400
Ligand Pharmaceuticals Class B †	65,000	6,558,500
Momenta Pharmaceuticals †	135,000	3,079,350
Myriad Genetics †	65,000	2,209,350
POZEN †	150,000	1,546,500
Receptos †	8,000	1,520,400
Regeneron Pharmaceuticals †	20,000	10,202,600
Regulus Therapeutics †	50,000	548,000
Seattle Genetics †	161,400	7,811,760
Theravance	40,000	722,800
Theravance Biopharma †	50,000	651,000
Vanda Pharmaceuticals †	130,000	1,649,700
Vertex Pharmaceuticals †	25,000	3,087,000
Xencor †	55,000	1,208,350
XOMA †	404,200	1,568,296
Zafgen †	70,000	2,424,100
		64,151,944
Blue Chip Medical Products – 53.26%
Abbott Laboratories	38,000	1,865,040
AbbVie	100,000	6,719,000
Amgen	80,000	12,281,600
AstraZeneca	193,000	12,186,504
Baxter International	90,000	6,293,700
Becton, Dickinson	9,324	1,320,745
Biogen †	5,000	2,019,700
Boston Scientific †	970,000	17,169,000
Bristol-Myers Squibb	425,000	28,279,500
Chugai Pharmaceutical	600,000	20,720,942
Gilead Sciences	95,000	11,122,600
GlaxoSmithKline ADR	455,000	18,950,750
Hospira †	60,000	5,322,600
Johnson & Johnson	70,000	6,822,200
Lilly (Eli)	383,000	31,976,671
Medtronic	75,000	5,557,500
Merck	80,000	4,554,400
Pfizer	380,000	12,741,400
Sanofi	364,813	35,875,370

NQ-573 [6/15] 8/15 (15004)     1

Schedule of investments
Delaware Healthcare Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Blue Chip Medical Products (continued)
Sanofi ADR	108,000	$5,349,240
Stryker	20,000	1,911,400
Teva Pharmaceutical Industries ADR	200,000	11,820,000
UCB	249,785	17,924,430
Zimmer Biomet Holdings	38,000	4,150,740
		282,935,032
Healthcare Services – 17.02%
Aetna	107,000	13,638,220
Anthem	85,000	13,951,900
DaVita HealthCare Partners †	60,000	4,768,200
Fresenius Medical Care	150,000	12,377,082
Fresenius Medical Care ADR	200,000	8,318,000
Humana	10,000	1,912,800
PharMerica †	80,000	2,664,000
Quest Diagnostics	220,000	15,954,400
Tenet Healthcare †	160,000	9,260,800
UnitedHealth Group	62,000	7,564,000
		90,409,402
Other – 17.17%
Blue Nile †	97,100	2,950,869
Cia de Minas Buenaventura ADR	115,300	1,196,814
E-Commerce China Dangdang ADR †	675,000	6,068,250
eLong ADR @†	80,865	1,368,236
Fannie Mae †	1,200,000	2,790,000
Federal Home Loan Mortgage †	1,200,000	2,652,000
iDreamsky Technology ADR †	70,000	877,100
Intrepid Potash †	120,000	1,432,800
Kinross Gold †	400,000	928,000
News Class A †	802,800	11,712,852
News Class B †	248,800	3,542,912
Nuance Communications †	80,000	1,400,800
Qihoo 360 Technology ADR †	50,000	3,384,500
SINA †	584,000	31,281,960
Sohu.com @†	190,000	11,227,100
Tim Participacoes ADR	160,000	2,617,600
Yahoo †	35,000	1,375,150
Youku Tudou ADR †	180,000	4,415,400
		91,222,343
Small/Mid-Cap Medical Products – 2.96%
Avon Products	190,000	1,189,400
Intuitive Surgical †	9,250	4,481,625
MorphoSys †	91,000	6,529,094

2     NQ-573 [6/15] 8/15 (15004)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Small/Mid-Cap Medical Products (continued)
Straumann Holding Class R	12,800	$3,511,819
		15,711,938
Total Common Stock (cost $424,004,343)		544,430,659

Right – 0.06%
Ambit Bioscience =†	76,500	45,900
Furiex Pharmaceuticals @=†	30,000	300,000
Total Right (cost $0)		345,900

Total Value of Securities – 102.54%
(cost $424,004,343)		544,776,559

Liabilities Net of Receivables and Other Assets – (2.54%)		(13,500,129)
Net Assets – 100.00%		$531,276,430

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $12,895,336, which represents 2.43% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $345,900, which represents 0.07% of the Fund’s net assets.

†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-573 [6/15] 8/15 (15004)     3

Notes
Delaware Healthcare Fund	June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV – Delaware Healthcare Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

4     NQ-573 [6/15] 8/15 (15004)

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 3	Total
Common Stock	$544,430,659	$—	$544,430,659
Right	—	345,900	345,900
Total	$544,430,659	$345,900	$544,776,559

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

NQ-573 [6/15] 8/15 (15004)     5

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-573 [6/15] 8/15 (15004)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: